Intangible assets (Tables)	6 Months Ended
Jun. 30, 2023
Intangible assets
Schedule of intangible assets

	Development	Patents and
(in EUR 000)	cost	licenses	Total
Cost
Opening value at January 1, 2022	25,610	591	26,201
Additions	7,650	—	7,650
Cost at June 30, 2022	33,260	591	33,851
Opening value at January 1, 2023	41,073	591	41,664
Additions	4,993	—	4,993
Cost at June 30, 2023	46,066	591	46,657
Amortization
Opening amortization at January 1, 2022	(837)	(42)	(879)
Amortization	(381)	(21)	(402)
Amortization at June 30, 2022	(1,218)	(63)	(1,281)
Opening amortization at January 1, 2023	(1,608)	(84)	(1,692)
Amortization	(456)	(21)	(477)
Amortization at June 30, 2023	(2,064)	(105)	(2,169)
Net book value at June 30, 2022	32,042	528	32,570
Net book value at June 30, 2023	44,002	486	44,488